Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 21,626	$ 10,872
Trade, net	2,471	1,994
Other	961	399
Current assets	25,058	13,265
Non-current assets:
Long-term deposits	102	104
Property and equipment, net	119	88
Right-of-use assets	638	779
Deferred tax assets	298	181
Intangible assets, net	1,082	1,386
Goodwill	4,118	4,118
Other non-current assets	94	145
Non-current assets	6,451	6,801
Total assets	31,509	20,066
Current liabilities:
Trade	570	369
Other	3,058	2,439
Current maturities of long-term loans	564	290
Contract liabilities	2,285	1,983
Derivative financial instruments	3,409	109
Short-term lease liabilities	362	370
Current liabilities	10,248	5,560
Non-current liabilities:
Long-term lease liabilities	398	523
Long-term loans, net of current maturities	439	802
Non-current liabilities	837	1,325
Total liabilities	11,085	6,885
Equity:
Ordinary shares
Share premium	108,963	100,576
Other equity reserves	12,705	14,938
Accumulated deficit	(101,244)	(102,333)
Total equity	20,424	13,181
Total liabilities and equity	$ 31,509	$ 20,066